CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Cash and due from banks:
Noninterest-bearing	$ 16,872	$ 18,225
Interest-bearing	66,614	54,961
Total cash and cash equivalents	83,486	73,186
Available for sale securities, at fair value	154,053	159,367
Loans held for sale	835	1,393
Loans receivable (net of allowance for loan losses of $12,334 and $11,820 at December 31, 2017 and 2016, respectively)	1,237,174	1,220,323
Federal Home Loan Bank stock, at cost	9,856	12,162
Federal Reserve Bank Stock, at cost	3,636	3,624
Bank-owned life insurance	33,726	21,293
Premises and equipment, net	19,409	19,884
Goodwill and other intangibles	16,893	17,494
Accrued interest receivable	4,784	4,435
Deferred tax asset, net	6,412	9,658
Other real estate owned, net	1,226	1,466
Other assets	9,466	6,605
Total assets	1,580,956	1,550,890
Deposits:
Noninterest-bearing	220,877	201,598
Interest-bearing	987,170	929,087
Total deposits	1,208,047	1,130,685
Mortgagors' and investors' escrow accounts	4,418	4,388
Federal Home Loan Bank advances	170,094	217,759
Junior subordinated debt owed to unconsolidated trust	8,248	8,248
Accrued expenses and other liabilities	21,668	25,083
Total liabilities	1,412,475	1,386,163
Commitments and contingencies (Notes 6, 11 and 12)
Shareholders' Equity:
Preferred stock ($0.01 par value per share; 1,000,000 shares authorized; none issued)	0	0
Common stock ($0.01 par value per share; 35,000,000 shares authorized; 12,242,434 shares and 12,212,904 shares issued and outstanding at December 31, 2017 and 2016, respectively)	122	122
Additional paid-in capital	126,540	125,628
Unallocated common shares held by ESOP	(2,688)	(3,168)
Unearned restricted shares	(235)	(341)
Retained earnings	46,176	43,167
Accumulated other comprehensive loss	(1,434)	(681)
Total shareholders' equity	168,481	164,727
Total liabilities and shareholders' equity	$ 1,580,956	$ 1,550,890